RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2020
RELATED PARTIES
Schedule of related party transactions

		Balances receivable (payable)
		June 30,	December 31,
	Nature	2020	2019
Transactions with controlling shareholders
Suzano Holding S.A.	Granting of guarantees and administrative expenses	5	3
		5	3
Transactions with companies of the Suzano Group and other related parties
Management	Reimbursement for expenses	—	(1)
Bexma Participações Ltda.	Reimbursement for expenses	2	1
Bizma Investimentos Ltda.	Reimbursement for expenses	1	1
Ensyn Technologies	Reimbursement for expenses	2,004	—
Ibema Companhia Brasileira de Papel	Sale of pulp	33,382	23,755
Ibema Companhia Brasileira de Papel	Purchase of products	(1,448)	(2,467)
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentável	Social services	—	(9)
		33,941	21,280
		33,946	21,283
Assets
Trade accounts receivable		35,394	23,761
Liabilities
Trade accounts payable		(1,448)	(2,478)
		33,946	21,283

		Expenses (income)
		June 30,	June 30,
	Nature	2020	2019
Transactions with controlling shareholders
Suzano Holding S.A.	Granting of guarantees and administrative expenses	(2,459)	(3,285)
		(2,459)	(3,285)
Transactions with companies of the Suzano Group and other related parties
Management	Reimbursement for expenses	(831)	(595)
Bexma Participações Ltda.	Reimbursement for expenses	7	3
Bizma Investimentos Ltda.	Reimbursement for expenses	7	6
Fundação Arymax	Reimbursement for expenses	1	—
Ibema Companhia Brasileira de Papel	Sale of paper	48,829	66,769
Ibema Companhia Brasileira de Papel	Purchase of products	(2,241)	(3,415)
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	Social services	(2,379)	(2,538)
IPFL Holding S.A	Reimbursement for expenses	2	1
Lazam MDS Corretora e Adm. Seguros S.A.	Sale of paper	—	4
Mabex Representações e Participações Ltda.	Aircraft services	(50)	(100)
Nemonorte Imóveis e Participações Ltda.	Real estate advisory	(99)	(225)
		43,246	59,910
		40,787	56,625

Schedule of management compensation

	June 30,	June 30,
	2020	2019
Short-term benefits
Salary or compensation	22,866	19,010
Direct and indirect benefits	450	787
Bonus	3,250	5,781
	26,566	25,578

Long-term benefits
Share-based compensation plan	45,529	45,051
	45,529	45,051
	72,095	70,629